Borrowed Funds and Subordinated Debentures (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Subordinated debentures	$ 15,465	$ 15,465
Year-to-date average	15,000	15,000	15,000
Debt, Weighted Average Interest Rate	3.67%	3.67%	3.65%
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
FHLB borrowings and repurchase agreements	60,000	60,000	60,000
Year-to-date average	60,008	60,000	69,671
Maximum outstanding	61,000	60,000	70,000
Long-term Debt, Weighted Average Interest Rate	3.94%	3.94%	3.94%
Debt, Weighted Average Interest Rate	3.94%	3.94%	4.08%
Repurchase Agreements [Member]
Debt Instrument [Line Items]
Repurchase agreements	15,000	15,000	15,000
Maximum outstanding	15,000	15,000	15,000
Long-term Debt, Weighted Average Interest Rate	3.67%	3.67%	3.67%
Subordinated Debentures [Member]
Debt Instrument [Line Items]
Subordinated debentures	15,465	15,465	15,465
Year-to-date average	15,465	15,465	15,465
Maximum outstanding	$ 15,465	$ 15,465	$ 15,465
Long-term Debt, Weighted Average Interest Rate	1.89%	3.11%	5.49%
Debt, Weighted Average Interest Rate	2.19%	4.83%	5.50%